Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Net loss	$ (26,948,922)	$ (19,133,658)
Items not involving cash and cash equivalents:
Revaluation of warrants liability	2,115,036	1,303,481
Finance costs expensed	115,974	21,792
Foreign exchange (gain) loss	1,913,870	(1,001,149)
Share-based compensation	1,167,109	1,473,869
Depreciation and amortization	339,857	246,124
Net changes in working capital items	(1,273,526)	152,464
Cash flows from (used in) operating activities	(22,570,602)	(16,937,077)
Cash flows from (used in) financing activities
Cash proceeds from issuance of shares	47,255,102	21,882,311
Cash costs related to issuance of shares	(2,928,530)	(1,579,306)
Financing costs paid	(65,849)
Cash proceeds from warrant exercises	4,351,656	1,351,420
Cash received from option exercises	798,706	663,132
Lease payments	(114,790)	(54,442)
Cash flows from (used in) financing activities	49,296,295	22,263,115
Cash flows from (used in) investing activities
Acquisition of property, plant and equipment	(238,925)	(353,506)
Cash flows from (used in) investing activities	(238,925)	(353,506)
Net change in cash and cash equivalents during the period	26,486,768	4,972,532
Cash and cash equivalents, opening balance	14,166,196	8,503,274
Foreign exchange effect on cash balances	(1,722,007)	690,390
Cash and cash equivalents, end of period	$ 38,930,957	$ 14,166,196